Quarterly Results (unaudited)	12 Months Ended
Dec. 29, 2013
Quarterly Results (unaudited)

(23) Quarterly Results (unaudited)

	Predecessor	Predecessor	Predecessor	Predecessor	Successor
	Quarter Ended March 31	Quarter Ended June 30	Quarter Ended September 29	One Month Ended November 6	Two Months Ended December 29
Year Ended December 29, 2013
Revenues	$110,582	$119,597	$125,992	$57,119	$103,231
Operating income	(2,461)	2,283	(90,143)	6,965	9,495
Income (loss) before income taxes	(17,428)	(13,175)	(140,896)	959,542	7,697
Net income (loss)	(17,515)	(14,122)	(129,153)	948,204	7,206
Basic income (loss) per share	$(0.30)	$(0.25)	$(2.22)	$16.33	$0.24
Diluted income (loss) per share	$(0.30)	$(0.25)	$(2.22)	$16.33	$0.24

	Predecessor	Predecessor	Predecessor	Predecessor
	Quarter Ended April 1	Quarter Ended July 1	Quarter Ended September 30	Quarter Ended December 30
Year Ended December 30, 2012
Revenues	$117,211	$125,970	$119,980	$125,393
Operating income (loss)	936	11,644	6,881	10,332
Income (loss) before income taxes	(13,072)	(2,342)	(7,944)	(4,312)
Net income (loss)	(13,241)	(2,690)	(9,313)	(4,559)
Basic income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)
Diluted income (loss) per share	$(0.23)	$(0.05)	$(0.16)	$(0.08)